Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2021
Other Accounts Receivable [Abstract]
Schedule of account comprises
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021

Advances to suppliers (a)	76,200	33,769	76,200	33,769	-	-
Income tax on-account payments (b)	48,052	44,072	48,052	44,072	-	-
VAT credit (c)	54,076	47,295	43,498	38,924	10,578	8,371
Guarantee deposits (d)	204,474	199,132	143,156	185,334	61,318	13,798
Claims to third parties (e)	196,744	215,943	92,927	186,065	103,817	29,878
Petroleos del Peru S.A.- Petroperu S.A. (f)	87,826	106,077	17,132	19,262	70,694	86,815
ITAN and other tax receivable	63,003	48,378	30,468	17,302	32,535	31,076
Restricted funds (g)	29,121	7,346	2,092	-	27,029	7,346
Rental and sale of equipment - Cumbra Peru S.A. projects	29,149	32,827	29,149	32,827	-	-
Accounts receivable from personneel	10,957	16,963	10,957	16,963	-	-
Consorcio Panorama (h)	25,026	27,193	-	-	25,026	27,193
Other minors	10,388	38,993	9,738	38,854	650	139
	835,016	817,987	503,369	613,371	331,647	204,616
Impairment (i)	(102,050)	(129,569)	(98,626)	(126,313)	(3,424)	(3,256)
	732,966	688,418	404,743	487,058	328,223	201,360

Schedule of advance to suppliers
	2020	2021

Advances - joint operations vendors	36,803	12,547
Alstom Transporte - Linea 1	5,786	3,691
Advances - Talara Refinery	6,951	2,404
Others	26,660	15,127
	76,200	33,769

Schedule of income tax pre-payments, consist of income tax payments
	2020	2021
Cumbra Peru S.A.	35,599	25,539
Tren Urbano de Lima S.A.	-	9,990
Cumbra Ingenieria S.A.	3,532	4,331
AENZA S.A.A.	1,348	1,129
Unna Energia S.A.	1,883	932
Unna Transporte S.A.C.	3,340	844
Qualys S.A.	559	502
Carretera Andina del Sur S.A.C.	141	370
Viva Negocio Inmobiliario S.A.	1,351	47
Others	299	388
	48,052	44,072

Schedule of tax credit related to VAT
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021
Cumbra Peru S.A.	12,868	12,737	12,868	12,737	-	-
Via Expresa Sur S.A. (*)	6,222	6,256	6,222	6,256	-	-
Viva Negocio Inmobiliario S.A.	8,111	6,110	953	514	7,158	5,596
Unna Transporte S.A.C.	1,527	5,333	1,527	5,333	-	-
Tren Urbano de Lima S.A.	3,335	4,266	3,335	4,266	-	-
AENZA S.A.A.	648	3,715	648	3,715	-	-
Cumbra Ingenieria S.A.	13,754	1,947	13,754	1,947	-	-
Unna Energia S.A.	678	1,911	678	1,911	-	-
Carretera Andina del Sur S.A.C.	2,631	1,475	2,631	1,475	-	-
Others	4,302	3,545	882	770	3,420	2,775
	54,076	47,295	43,498	38,924	10,578	8,371

Schedule of deposits are retained by customers
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021
Vial y Vives - DSD S.A. - Minera Teck	64,175	79,126	64,175	79,126	-	-
Talara Refinery	58,831	59,651	812	49,222	58,019	10,429
Concentrator Plant and tunnel of Quellaveco	23,699	12,133	23,699	12,133	-	-
Morelco S.A.S. - Engineering and Construction Works	14,108	6,617	14,108	6,617	-	-
Joint operations retention	16,825	3,245	16,825	3,245	-	-
Others	26,836	38,360	23,537	34,991	3,299	3,369
	204,474	199,132	143,156	185,334	61,318	13,798

Schedule of third-party claims – corresponds
	Total		Current		Non-current
	2020	2021	2020	2021	2020	2021
Tecnicas Reunidas - Talara (e.1)	53,635	63,809	-	63,809	53,635	-
Municipalidad Metropolitana de Lima (e.2)	49,625	49,632	49,625	49,632	-	-
Ministerio de Vivienda and Fondo Mi Vivienda	21,816	23,953	-	-	21,816	23,953
Accounts receivable from joint venture	45,040	59,917	22,505	59,917	22,535	-
Others	26,628	18,632	20,797	12,707	5,831	5,925
	196,744	215,943	92,927	186,065	103,817	29,878

Schedule of movement in impairment of other receivables
	Total	Tax credit	Guaranties Retention	Claims to third parties
At January 1, 2019	(25,567)	-	-	(25,567)
Impairment of Sucursal Colombia (Note 26.iii)	(3,283)	-	-	(3,283)
Impairment of Unna Transporte S.A.C. (Note 26.iii)	(1,457)	-	-	(1,457)
Impairment of Cumbra Peru S.A. (Note 26.iii)	(937)	-	-	(937)
Impairment of other minors (Note 26.iii)	(27)	-	-	(27)
Reversal of impairment	32	-	-	32
Exchange difference	387	-	-	387
Translations adjustments	154	-	165	(11)
At December 31, 2019	(30,698)	-	165	(30,863)

At January 1, 2020	(30,698)	-	165	(30,863)
Impairment of Unna Transporte S.A.C. (Note 26.iii)	(11,431)	-	-	(11,431)
Impairment of Cumbra Peru S.A. (Note 26.iii)	(828)	-	-	(828)
Impairment of other minors (Note 26.iii)	(59)	-	-	(59)
Impairment of Cam Holding S.P.A. (Note 28.c)	(12,511)	-	(12,511)	-
Impairment of Concesionaria Via Expresa Sur S.A. (Note 28.b)	(55,847)	(6,222)	-	(49,625)
Impairment of other minors (Note 28.b)	(513)	-	-	(513)
Write-off	12,205	-	12,530	(325)
Exchange difference	(2,188)	-	-	(2,188)
Translations adjustments	(180)	-	(184)	4
At December 31, 2020	(102,050)	(6,222)	-	(95,828)

At January 1, 2021	(102,050)	(6,222)	-	(95,828)
Impairment of Unna Transporte S.A.C. (Note 26.iii)	(227)	-	-	(227)
Impairment of Cumbra Peru S.A. (Note 26.iii)	(964)	-	-	(964)
Impairment of other minors (Note 26.iii)	(114)	-	-	(114)
Impairment of AENZA S.A.A. (Note 28.c)	(19,967)	-	-	(19,967)
Impairment of other minors	(34)	-	-	(34)
Reversal of impairment (Note 26.iii)	128	-	-	128
Write-off	986	-	-	986
Exchange difference	(2,400)	-	-	(2,400)
Translations adjustments	(4,927)	-	-	(4,927)
At December 31, 2021	(129,569)	(6,222)	-	(123,347)